UNITHOLDERS' EQUITY - Director/Trustee Deferred Share Unit Plan (Details) - DSUs for trustees/directors	Dec. 31, 2024 plan
Executive Deferred Stapled Unit Plan
Number of share-based payment arrangement plans	2
Maximum percent of deferral of each non-employee director's total annual remuneration	100.00%